RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Commission, advertising and other revenues [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	For the year ended December 31,
	2010	2011	2012
Commission, advertising and other revenues
1) Egencia (refer to a3)	17,396	47,154	44,358
2) Egencia (refer to a3)	2,421	97,378	198,631
3) Hotels.com (refer to a4)	1,416,719	3,648,431	5,326,181
4) EAN.com, LP (refer to a5)	4,828,489	10,112,820	26,127,688
5) Expedia (refer to a6)	-	407,474	394,003
6) Kuxun (refer to b4)	-	650,020	339,669
7) Expedia (refer to e)	31,553	-	-
8) Second 2012 Affiliate Company (refer to h)	-	-	263,328
Total	6,296,578	14,963,277	32,693,858

Non-compete waiver compensation revenues
Expedia (refer to a7)	-	-	3,701,192

Commission, advertising and other expenses [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	For the year ended December 31,
	2010	2011	2012
Commission, advertising and other expenses
1) Expedia (refer to a2)	1,368,826	-	-
2) Hotels.com (refer to a4)	43,767	228,579	314,866
3) TripAdvisor China (refer to b2)	2,548,405	5,901,772	3,422,325
4) Kuxun (refer to b3)	2,237,901	5,812,043	5,175,662
5) Tencent (refer to c1)	-	29,547	84,196
6) Tencent (refer to c2)	-	1,783,766	9,167,909
7) Tencent (refer to c3)	-	-	72,900
8) Tencent (refer to c4)	-	-	340,625
9) Expedia (refer to d2)	-	-	295,419
10) 2010 Affiliate Company (refer to f1)	-	26,659,297	45,188,643
11) 2010 Affiliate Company (refer to f2)	-	20,685	176,298
12) First 2012 Affiliate Company (refer to g)	-	-	2,650,942
Total	6,198,899	40,435,689	66,889,785

Amounts due from related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	December 31,
	2011	2012
1) Egencia (refer to a3)	5,063,125	5,215,706
2) Hotels.com (refer to a4)	987,489	-
3) EAN.com, LP (refer to a5)	761,204	4,040,987
4) Expedia (refer to a6)	224,131	236,001
5) Kuxun (refer to b4)	46,458	185,375
6) Tencent (refer to c1)	1,205,734	8,024,273
7) Tencent (refer to c2)	1,500,000	5,000,000
8) Tencent (refer to c3)	-	127,100
9) Tencent (refer to c4)	-	300,000
10) Expedia (refer to d3)	258,747	374,575
11) 2010 Affiliate Company (refer to f1)	1,585,587	-
12) 2010 Affiliate Company (refer to f2)	-	134,760
Amounts due from related parties	11,632,475	23,638,777

Amounts due to related parties [Member]
Related Party Transaction [Line Items]
Schedule of Related Party Transactions and Balances
	December 31,
	2011	2012
1) Egencia (refer to a3)	551,593	710,919
2) Egencia (refer to a3)	532,450	-
3) EAN.com, LP (refer to a5)	-	33,952,245
4) Expedia (refer to a7)	-	40,713,108
5) TripAdvisor China (refer to b2)	175,380	201,337
6) Kuxun (refer to b3)	354,949	631,545
7) Tencent (refer to c2)	911,935	1,219,482
8) Tencent (refer to c4)	-	340,625
9) Expedia (refer to d1)	9,464	221,852
10) Expedia (refer to d2)	-	295,419
11) 2010 Affiliate Company (refer to f1)	-	5,602,708
12) 2010 Affiliate Company (refer to f2)	88,681	36,183
13) First 2012 Affiliate Company (refer to g)	-	311,025
14) Second 2012 Affiliate Company (refer to h)	-	5,398,068
Amounts due to related parties	2,624,452	89,634,516